POST-EMPLOYMENT BENEFITS - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Present value of obligation	€ (2,340)	€ (2,236)
Fair value of assets	2,132	2,096
Net benefit status:	(208)	(140)
Retirement benefit surplus	43	38
Retirement benefit obligation	€ (251)	€ (178)